Comprehensive Income/(Loss)	3 Months Ended
Mar. 29, 2015
Equity [Abstract]
Comprehensive Income/(Loss)
Comprehensive Income/(Loss)
The following tables summarize the allocation of total comprehensive income between H.J. Heinz Holding Corporation and the noncontrolling interest for the first quarters ended March 29, 2015 and March 30, 2014, respectively:

	First Quarter Ended
	March 29, 2015			March 30, 2014
	H. J. Heinz Holding Corporation	Noncontrolling Interest	Total	H. J. Heinz Holding Corporation	Noncontrolling Interest	Total
	(In millions)
Net income/(loss)	$276	$3	$279	$195	$3	$198
Other comprehensive income/(loss), net of tax:
Foreign currency translation adjustments	(780)	(14)	(794)	105	8	113
Net deferred gains/(losses) on net investment hedges from periodic revaluations	432	—	432	(115)	—	(115)
Net pension and post-retirement benefit (losses)/gains	(1)	—	(1)	—	—	—
Reclassification of net pension and post-retirement benefit (gains)/losses to net income	—	—	—	(1)	—	(1)
Net deferred gains/(losses) on cash flow hedges from periodic revaluations	(67)	—	(67)	(59)	(1)	(60)
Net deferred (gains)/losses on cash flow hedges reclassified to earnings	1	—	1	(3)	—	(3)
Total comprehensive income/(loss)	(139)	(11)	(150)	122	10	132
The tax (expense)/benefit associated with each component of other comprehensive income/(loss) is as follows:

	First Quarter Ended
	H. J. Heinz Holding Corporation	Noncontrolling Interest	Total
	(In millions)
March 30, 2014
Foreign currency translation adjustments	$—	$—	$—
Net deferred gains/(losses) on net investment hedges from periodic revaluations	$72	$—	$72
Reclassification of net pension and post-retirement benefit (gains)/losses to net income	$(1)	$—	$(1)
Net deferred gains/(losses) on cash flow hedges from periodic revaluations	$31	$—	$31
Net deferred (gains)/losses on cash flow hedges reclassified to earnings	$(3)	$—	$(3)

March 29, 2015
Foreign currency translation adjustments	$—	$—	$—
Net deferred gains/(losses) on net investment hedges from periodic revaluations	$(319)	$—	$(319)
Net pension and post-retirement benefit gains/(losses)	$1	$—	$1
Reclassification of net pension and post-retirement benefit (gains)/losses to net income	$—	$—	$—
Net deferred gains/(losses) on cash flow hedges from periodic revaluations	$45	$—	$45
Net deferred (gains)/losses on cash flow hedges reclassified to earnings	$(2)	$—	$(2)
The following table provides a summary of the changes in the carrying amount of accumulated other comprehensive (loss)/income, net of tax, by component attributable to H.J. Heinz Holding Corporation:

	Foreign currency translation adjustments	Net pension and post retirement benefit	Net cash flow hedges	Total
	(In millions)
Balance as of December 28, 2014	(574)	61	(61)	(574)
Foreign currency translation adjustments	(780)	—	—	(780)
Net deferred gains/(losses) on net investment hedges from periodic revaluations	432	—	—	432
Net pension and post-retirement benefit gains/(losses)	—	(1)	—	(1)
Reclassification of net pension and post-retirement benefit (gains)/losses to net income	—	—	—	—
Net deferred gains/(losses) on cash flow hedges from periodic revaluations	—	—	(67)	(67)
Net deferred (gains)/losses on cash flow hedges reclassified to earnings	—	—	1	1
Net current-period other comprehensive income/(loss)	(348)	(1)	(66)	(415)
Balance as of March 29, 2015	$(922)	$60	$(127)	$(989)

The following table presents the affected earnings line for reclassifications out of accumulated other comprehensive income/(loss), net of tax, by component attributable to H.J. Heinz Holding Corporation for the first quarters ended March 29, 2015 and March 30, 2014:

Accumulated other comprehensive income/(loss) component	Reclassified from accumulated other comprehensive income/(loss) to earnings		Line affected by reclassification
	Three months ended March 29, 2015	Three months ended March 30, 2014
	(In millions)
Gains/(losses) on cash flow hedges:
Foreign exchange contracts	$(1)	$—	Sales
Foreign exchange contracts	5	5	Cost of products sold
Foreign exchange contracts	—	—	Selling, general, and administrative expenses
Foreign exchange contracts	1	1	Other income/(expense)
Foreign exchange contracts	—	—	Interest expense
Interest rate swap contracts	(4)	—	Interest expense
	1	6	Gains/(losses) in income before income taxes
	(2)	(3)	Provision for income taxes
	$(1)	$3	Gains/(losses) in net income

Gains/(losses) on pension and post retirement benefit:
Amortization of unrecognized gains/(losses)	$(1)	$—	(a)
Prior service credit/(cost)	1	2	(a)
Settlement loss	—	—	(a)
	—	2	Gains/(losses) in income before income taxes
	—	(1)	Provision for income taxes
	$—	$1	Gains/(losses) in net income
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(a) As these components are included in the computation of net periodic pension and post retirement benefit costs refer to Note 8 for further details.